The Royce Funds

1414 Avenue of the Americas New York, NY 10019 (212) 355-7311 (800) 221-4268

July 3, 2008

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Royce Fund File No. 002-80348

Gentlemen:

        This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and is a certification that the prospectus and statement of additional information with respect to The Royce Fund does not differ from that which was filed electronically in the most recent post-effective amendment.

Sincerely,
/s/ John E. Denneen
John E. Denneen Secretary